Bridge Loans and Long-Term Debt (Details)						12 Months Ended
	Nov. 15, 2024 CAD ($)	Aug. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Aug. 16, 2024 CAD ($)	Jul. 05, 2024 CAD ($)	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 USD ($) $ / shares	Aug. 14, 2024 CAD ($)	Oct. 31, 2023 USD ($) $ / shares
Long-Term Debt [Line Items]
Convertible notes term						60 months	60 months
Interest rate						12.00%			12.00%
Conversion price (in Dollars per share) | $ / shares									$ 11.17
Price per share (in Dollars per share) | $ / shares											$ 0.01
Convertible note (in Dollars)							$ 60,000,000
Investors paid						$ 529,047
Recognized amount						345,394
Recognized as a reduction						125,462		$ 92,583
Recognized in net loss								$ 171,940
Credit facility										$ 5
Aggregate principal amount				$ 44,000,000
Warrant in equity						$ 2,500
Warrant issued (in Shares) | shares						250,000	250,000
Monthly fee	$ 75,000				$ 125,000
Discount issued			25.00%
PIPE Investors [Member]
Long-Term Debt [Line Items]
Price per share (in Dollars per share) | $ / shares									0.01
PIPE [Member]
Long-Term Debt [Line Items]
Conversion price (in Dollars per share) | $ / shares									10
Credit facility										$ 250,000
Long-term borrowings [member]
Long-Term Debt [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 0.01
warrants exercisable (in Dollars)											$ 250,000
Warrant in equity						$ (1,643,714)
Bridge Loan [Member]
Long-Term Debt [Line Items]
Investors paid						$ 115,355
Aggregate principal amount			$ 9,000,000
Aggregate amount (in Dollars)			6,222,667
Additional loan amount (in Dollars)			334,000
Discounted balance percentage								4.00%
Conversion price (in Dollars per share) | $ / shares									$ 5
Gross Proceeds (in Dollars)									$ 35,000,000
Outstanding Principal Percentage						112.50%	112.50%
Non-Convertible Bridge Loan						$ 37,076
Net loss under transaction costs						78,279
Convertible Bridge Loan [Member]
Long-Term Debt [Line Items]
Convertible amount		$ 4,222,667
Non-Convertible Bridge Loan [Member]
Long-Term Debt [Line Items]
Convertible amount			$ 2,000,000
Capital stock [Member]
Long-Term Debt [Line Items]
Warrant in equity						1,646,214
Capital stock [Member] | Long-term borrowings [member]
Long-Term Debt [Line Items]
Warrant in equity						$ 1,643,714